Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 9. Property, Plant, and Equipment

	Estimated	Depreciation
	Useful Life (a)	Rates (a)	December 31,
	(Years)	(%)	2010	2009
			(Millions)
Nonregulated:
Oil and gas properties	(b)		$11,683	$9,796
Natural gas gathering and processing facilities	5 - 40		6,212	5,450
Construction in progress	(c)		865	1,226
Other	3 - 45		940	816
Regulated:
Natural gas transmission facilities		.01 - 7.25	9,066	8,814
Construction in progress		(c)	240	152
Other		.01 - 33.33	1,359	1,301

Total property, plant, and equipment, at cost			30,365	27,555
Accumulated depreciation, depletion & amortization			(10,144)	(8,973)

Property, plant, and equipment — net			$20,221	$18,582

(a)	Estimated useful life and depreciation rates are presented as of December 31, 2010. Depreciation rates for regulated assets are prescribed by the FERC.

(b)	Oil and gas properties are depleted using the units-of-production method (see Note 1). Balances include $1.9 billion at December 31, 2010, and $855 million at December 31, 2009, of capitalized costs related to properties with unproved reserves or leasehold not yet subject to depletion at Exploration & Production.

(c)	Construction in progress balances not yet subject to depreciation and depletion.
     On December 21, 2010, we completed the acquisition of 100 percent of the equity of Dakota-3 E&P Company LLC for $949 million, including closing adjustments. This company holds approximately 85,800 net acres on the Fort Berthold Indian Reservation in the Williston basin of North Dakota. Approximately 85 percent of this acreage is undeveloped. This acquisition establishes us in the Bakken Shale oil play and further diversifies our commodity profile. Substantially all of the purchase price was recorded as oil and gas properties within property, plant and equipment by Exploration & Production. Revenues and earnings for the acquired company are insignificant for the three years ended December 31, 2010, 2009 and 2008.
     Depreciation, depletion and amortization expense for property, plant, and equipment — net was $1.5 billion in 2010, $1.5 billion in 2009, and $1.3 billion in 2008. Oil and gas accounting guidance requires we value our reserves using an average price. This price is calculated using prices at the beginning of the month for the preceding 12 months. This accounting guidance was adopted on a prospective basis in fourth quarter 2009. Adjustments resulting from the implementation of this guidance have not had a material impact on our financial statements.
     Regulated property, plant, and equipment — net includes $906 million and $946 million at December 31, 2010 and 2009, respectively, related to amounts in excess of the original cost of the regulated facilities within our gas pipeline businesses as a result of our prior acquisitions. This amount is being amortized over 40 years using the straight-line amortization method. Current FERC policy does not permit recovery through rates for amounts in excess of original cost of construction.
Asset Retirement Obligations
     Our accrued obligations relate to producing wells, underground storage caverns, offshore platforms, fractionation facilities, gas gathering well connections and pipelines, and gas transmission facilities. At the end of the useful life of each respective asset, we are legally obligated to plug both producing wells and storage caverns and remove any related surface equipment, to restore land and remove surface equipment at fractionation facilities, to dismantle offshore platforms, to cap certain gathering pipelines at the wellhead connection and remove any related surface equipment, and to remove certain components of gas transmission facilities from the ground.
     The following table presents the significant changes to our AROs, of which $745 million and $712 million are included in other liabilities and deferred income, with the remaining current portion in accrued liabilities at December 31, 2010 and 2009, respectively.

	December 31,
	2010	2009
	(Millions)
Beginning balance	$724	$641
Liabilities settled	(17)	(13)
Additions	38	32
Accretion expense	56	50
Revisions(1)	(17)	14

Ending balance	$784	$724

(1)	Change in revisions primarily due to the annual review process which considers various factors including inflation rates, current estimates for removal cost, discount rates and the estimated remaining life of the assets. The net downward revision in 2010 includes an offsetting increase of $31 million related to changes in the timing and method of abandonment on certain of Transco’s natural gas storage caverns that were associated with a recent leak.
     Pursuant to its 2008 rate case settlement, Transco deposits a portion of its collected rates into an external trust (ARO Trust) that is specifically designated to fund future AROs. Transco is also required to make annual deposits into the trust through 2012. (See Note 15).
Property Insurance
     The current availability of named windstorm insurance has been significantly reduced from historical levels. Additionally, named windstorm insurance coverage that is available for offshore assets comes at significantly higher premium amounts, higher deductibles and lower coverage limits. Our existing coverage for physical damage to facilities, especially damage to offshore facilities by named windstorms, is limited to $75 million for each occurrence and on an annual aggregate basis in the event of material loss.